Accrued Expenses (Summary of Accrued Expenses) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Summary of accrued expenses
Accrued clinical investigator expenses	$ 821	$ 788		$ 1,911
Accrued severance expenses		206	[1],[2]
Accrued other compensation expenses	772	621		730
Accrued preferred stock issuance costs	608
Other accrued expenses	51	23		90
Total accrued expenses	$ 2,252	$ 1,638		$ 2,731

[1]	In connection with the FDA's CRL issued to the Company in November 2011 (Note 1), management and the board of directors of the Company approved a reduction in force pursuant to which the Company terminated the employment of 11 employees. The affected employees were notified in December 2011. The Company incurred $401,000 of severance expense in December 2011 in connection with the reduction in force of which $206,000 was payable at December 31, 2011. All amounts due at December 31, 2011 were paid to affected employees during the nine months ended September 30, 2012.
[2]	In connection with the FDA's CRL issued to the Company in November 2011 (Note 1), management and the Board of Directors of the Company approved a reduction in force pursuant to which the Company terminated the employment of 11 employees. The affected employees were notified in December 2011. The Company incurred $401,000 of severance expense in December 2011 in connection with the reduction in force of which $206,000 was payable at December 31, 2011. All amounts due at December 31, 2011 were paid to affected employees during the first quarter of 2012.